Consolidated Quarterly Holdings Report
for
Fidelity® International Discovery Fund
January 31, 2026
IGI-NPRT1-0426
1.813016.121
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 2.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	1,565,253	58,378,468
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (a)(b)	8,329,298	19,256,354
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Elsight Ltd (b)	4,696,882	13,900,364
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(e)	7,900	12,215,612
TOTAL INFORMATION TECHNOLOGY		26,115,976
Materials - 1.2%
Metals & Mining - 1.2%
Brazilian Rare Earths Ltd (b)	5,919,602	15,664,036
IperionX Ltd (b)(f)	26,335,995	134,792,166
TOTAL MATERIALS		150,456,202
TOTAL AUSTRALIA		254,207,000
BAILIWICK OF JERSEY - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
JTC PLC (a)(g)	4,482,397	79,367,334
BELGIUM - 1.1%
Health Care - 1.1%
Pharmaceuticals - 1.1%
UCB SA	438,249	132,674,797
BRAZIL - 1.1%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	45,451	97,619,203
Financials - 0.3%
Banks - 0.3%
NU Holdings Ltd/Cayman Islands Class A (b)	1,990,930	35,339,008
TOTAL BRAZIL		132,958,211
CANADA - 2.4%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	464,617	57,464,215
Canadian Natural Resources Ltd	1,505,280	55,970,570
TOTAL ENERGY		113,434,785
Financials - 0.3%
Insurance - 0.3%
Definity Financial Corp	717,479	35,113,870
Information Technology - 1.2%
IT Services - 0.8%
Shopify Inc Class A (b)	707,400	92,822,060
Software - 0.4%
Constellation Software Inc/Canada	25,024	46,182,434
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	50,942	4
Lumine Group Inc Subordinate Voting Shares (a)(b)	493,032	8,121,549
		54,303,987
TOTAL INFORMATION TECHNOLOGY		147,126,047
TOTAL CANADA		295,674,702
CHINA - 4.3%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Tencent Holdings Ltd	2,722,700	209,271,645
Consumer Discretionary - 0.8%
Broadline Retail - 0.5%
Alibaba Group Holding Ltd ADR	310,900	52,716,204
Textiles, Apparel & Luxury Goods - 0.3%
Laopu Gold Co Ltd H Shares (d)	411,400	40,970,955
TOTAL CONSUMER DISCRETIONARY		93,687,159
Consumer Staples - 0.1%
Beverages - 0.1%
Eastroc Beverage Group Co Ltd A Shares (China)	540,700	19,455,633
Eastroc Beverage Group Co Ltd H Shares	15,400	493,813
TOTAL CONSUMER STAPLES		19,949,446
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	1,102,200	55,167,474
Montage Technology Co Ltd A Shares (China)	3,884,700	101,619,405
TOTAL INFORMATION TECHNOLOGY		156,786,879
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Mining Group Co Ltd H Shares	10,842,000	58,150,792
TOTAL CHINA		537,845,921
DENMARK - 1.5%
Financials - 0.2%
Insurance - 0.2%
Tryg A/S	1,078,046	26,196,774
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	582,100	163,440,904
TOTAL DENMARK		189,637,678
FRANCE - 4.4%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	46,601	112,078,907
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	336,000	26,328,943
Financials - 1.1%
Insurance - 1.1%
AXA SA	3,017,099	137,577,124
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	243,862	74,549,044
Industrials - 1.6%
Aerospace & Defense - 1.6%
Safran SA	550,475	196,679,998
TOTAL FRANCE		547,214,016
GERMANY - 8.5%
Communication Services - 0.2%
Entertainment - 0.2%
CTS Eventim AG & Co KGaA	426,300	35,852,078
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Auto1 Group SE (b)	3,218,100	106,426,638
Financials - 0.7%
Capital Markets - 0.6%
Deutsche Boerse AG	294,000	74,448,262
Insurance - 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,063	7,311,102
TOTAL FINANCIALS		81,759,364
Health Care - 1.2%
Health Care Providers & Services - 1.2%
Fresenius SE & Co KGaA	2,702,300	151,221,718
Industrials - 3.5%
Aerospace & Defense - 0.9%
Rheinmetall AG	52,774	111,442,910
Electrical Equipment - 0.6%
Siemens Energy AG (b)	417,700	71,569,697
Industrial Conglomerates - 2.0%
Siemens AG	842,737	254,784,924
TOTAL INDUSTRIALS		437,797,531
Information Technology - 1.0%
Software - 1.0%
SAP SE	617,621	123,381,187
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	473,100	129,568,275
TOTAL GERMANY		1,066,006,791
HONG KONG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	565,500	15,823,952
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	656,825	21,983,799
INDIA - 1.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	2,639,250	56,665,556
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	652,127	1,238,553
Meesho (h)	543,848	1,032,904
		2,271,457
Specialty Retail - 0.0%
Lenskart Solutions Ltd (h)	3,178,393	15,853,143
Lenskart Solutions Ltd (b)	92,001	458,881
		16,312,024
TOTAL CONSUMER DISCRETIONARY		18,583,481
Financials - 0.7%
Banks - 0.1%
HDFC Bank Ltd	1,712,638	17,356,303
Capital Markets - 0.5%
360 ONE WAM Ltd	3,734,300	46,195,133
Financial Services - 0.1%
Pine Labs Ltd (h)	7,241,995	18,016,135
TOTAL FINANCIALS		81,567,571
Industrials - 0.3%
Professional Services - 0.3%
Computer Age Management Services Ltd	4,143,500	31,408,158
TOTAL INDIA		188,224,766
IRELAND - 1.7%
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Cairn Homes PLC	25,082,401	62,053,278
Financials - 1.0%
Banks - 1.0%
AIB Group PLC	11,404,100	127,743,682
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	292,837	25,512,904
TOTAL IRELAND		215,309,864
ISRAEL - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	1,933,200	65,883,456
ITALY - 3.5%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	841,901	20,677,469
Financials - 3.2%
Banks - 3.0%
FinecoBank Banca Fineco SpA	1,617,890	42,862,068
Intesa Sanpaolo SpA	28,679,000	203,029,879
UniCredit SpA	1,510,502	131,634,296
		377,526,243
Financial Services - 0.2%
BFF Bank SpA (a)(b)(g)	2,291,475	21,933,314
TOTAL FINANCIALS		399,459,557
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	274,804	15,094,742
TOTAL ITALY		435,231,768
JAPAN - 20.3%
Communication Services - 0.5%
Entertainment - 0.5%
Nintendo Co Ltd	925,100	57,287,334
Consumer Discretionary - 1.9%
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	12,792,920	75,741,019
Hotels, Restaurants & Leisure - 0.1%
Metaplanet Inc (b)(d)	3,078,200	8,632,326
Household Durables - 0.5%
Panasonic Holdings Corp	4,243,000	58,174,491
Specialty Retail - 0.7%
Fast Retailing Co Ltd	234,280	89,013,079
TOTAL CONSUMER DISCRETIONARY		231,560,915
Consumer Staples - 0.2%
Food Products - 0.2%
Kotobuki Spirits Co Ltd	2,390,500	27,618,338
Financials - 3.6%
Banks - 3.0%
Hachijuni Nagano Bank Ltd	3,362,000	41,818,622
Mitsubishi UFJ Financial Group Inc	10,547,086	191,011,616
Sumitomo Mitsui Financial Group Inc	3,942,618	138,742,506
		371,572,744
Insurance - 0.6%
Tokio Marine Holdings Inc	2,178,864	81,211,815
TOTAL FINANCIALS		452,784,559
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd	93,500	5,340,788
Industrials - 9.6%
Industrial Conglomerates - 2.7%
Hitachi Ltd	9,852,081	341,868,550
Machinery - 3.0%
IHI Corp	5,287,400	121,901,287
Japan Steel Works Ltd/The	209,200	11,537,361
Kawasaki Heavy Industries Ltd	813,500	67,677,775
Mitsubishi Heavy Industries Ltd	5,850,891	172,273,280
		373,389,703
Professional Services - 0.4%
BayCurrent Inc	922,500	32,432,945
Visional Inc (b)	360,594	19,849,446
		52,282,391
Trading Companies & Distributors - 3.5%
ITOCHU Corp	18,106,835	231,814,086
Marubeni Corp	4,446,500	146,962,054
Toyota Tsusho Corp	1,234,500	44,718,319
		423,494,459
TOTAL INDUSTRIALS		1,191,035,103
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.5%
Ibiden Co Ltd (d)	1,193,500	63,461,563
IT Services - 1.8%
Fujitsu Ltd	3,334,400	92,648,914
NEC Corp	3,998,300	134,602,888
		227,251,802
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	735,500	121,213,023
Disco Corp	149,800	63,852,340
Kioxia Holdings Corp (b)	373,500	51,550,530
Tokyo Seimitsu Co Ltd	398,311	35,903,582
		272,519,475
TOTAL INFORMATION TECHNOLOGY		563,232,840
TOTAL JAPAN		2,528,859,877
KOREA (SOUTH) - 2.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Webtoon Entertainment Inc (b)	2,905,300	35,125,077
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 1.2%
SK Hynix Inc	233,820	146,507,193
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	1,139,220	126,036,416
TOTAL INFORMATION TECHNOLOGY		272,543,609
TOTAL KOREA (SOUTH)		307,668,686
NETHERLANDS - 5.5%
Financials - 1.6%
Banks - 1.6%
ING Groep NV	6,819,779	201,121,594
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	288,914	414,275,530
BE Semiconductor Industries NV	338,150	65,935,894
TOTAL INFORMATION TECHNOLOGY		480,211,424
TOTAL NETHERLANDS		681,333,018
POLAND - 0.1%
Financials - 0.0%
Banks - 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	293,800	7,655,503
Industrials - 0.1%
Professional Services - 0.1%
Benefit Systems SA (b)	12,300	13,293,555
TOTAL POLAND		20,949,058
PORTUGAL - 1.3%
Financials - 1.3%
Banks - 1.3%
Banco Comercial Portugues SA	147,192,100	159,539,168
SINGAPORE - 1.2%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (b)	708,400	82,521,516
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	1,336,200	62,183,036
TOTAL SINGAPORE		144,704,552
SPAIN - 4.5%
Financials - 4.5%
Banks - 4.5%
Banco Santander SA	26,640,500	340,147,745
CaixaBank SA	16,937,953	223,584,189

TOTAL SPAIN		563,731,934
SWEDEN - 4.3%
Financials - 2.2%
Banks - 0.2%
Noba (b)	1,994,000	25,868,834
Financial Services - 2.0%
Investor AB B Shares	6,361,033	245,086,335
TOTAL FINANCIALS		270,955,169
Industrials - 0.7%
Machinery - 0.7%
Indutrade AB	3,851,022	90,357,967
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Hexagon AB B Shares	8,291,100	93,482,467
Lagercrantz Group AB B Shares	3,740,597	82,139,857
		175,622,324
Software - 0.0%
Kry International Ab (b)(c)(e)	194,526	3,013,699
TOTAL INFORMATION TECHNOLOGY		178,636,023
TOTAL SWEDEN		539,949,159
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG	2,073,630	97,612,568
TAIWAN - 4.0%
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
MediaTek Inc	697,500	38,891,177
Taiwan Semiconductor Manufacturing Co Ltd	8,315,000	458,401,917

TOTAL TAIWAN		497,293,094
UNITED KINGDOM - 15.7%
Communication Services - 3.6%
Diversified Telecommunication Services - 3.6%
Zegona Communications plc (f)	20,594,092	443,833,829
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	3,178,231	95,300,650
Leisure Products - 1.1%
Games Workshop Group PLC	567,257	132,343,143
TOTAL CONSUMER DISCRETIONARY		227,643,793
Consumer Staples - 2.1%
Tobacco - 2.1%
British American Tobacco PLC	2,063,603	124,669,689
Imperial Brands PLC	3,223,468	135,765,314
TOTAL CONSUMER STAPLES		260,435,003
Financials - 4.7%
Banks - 2.3%
Lloyds Banking Group PLC	35,917,000	53,631,429
NatWest Group PLC	20,214,400	184,249,915
Shawbrook Group PLC (a)(g)	4,061,700	26,010,631
Starling Bank Ltd (c)(e)	6,223,100	19,159,602
		283,051,577
Capital Markets - 1.3%
3i Group PLC	1,445,406	66,400,682
London Stock Exchange Group PLC	809,620	89,979,051
		156,379,733
Financial Services - 0.2%
Revolut Group Holdings Ltd (b)(c)(e)	25,338	35,551,241
Insurance - 0.9%
Admiral Group PLC	766,700	28,850,633
Aviva PLC	9,438,188	82,111,946
		110,962,579
TOTAL FINANCIALS		585,945,130
Industrials - 3.4%
Aerospace & Defense - 2.7%
BAE Systems PLC	3,524,863	95,689,259
Rolls-Royce Holdings PLC	13,942,767	233,080,909
		328,770,168
Trading Companies & Distributors - 0.7%
Diploma PLC	1,254,800	91,344,696
TOTAL INDUSTRIALS		420,114,864
Utilities - 0.1%
Electric Utilities - 0.1%
SSE PLC	815,170	27,094,173
TOTAL UNITED KINGDOM		1,965,066,792
UNITED STATES - 3.0%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Alcon AG (United States) (d)	270,500	21,905,090
Industrials - 1.6%
Electrical Equipment - 1.6%
Schneider Electric SE	710,165	203,605,706
Materials - 1.2%
Construction Materials - 1.2%
CRH PLC	457,200	55,965,852
Holcim AG	857,940	88,426,915
TOTAL MATERIALS		144,392,767
TOTAL UNITED STATES		369,903,563
TOTAL COMMON STOCKS (Cost $7,700,588,545)		12,054,655,524

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(e)	931	1,439,587
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(e)	169	261,321

TOTAL AUSTRALIA		1,700,908
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (c)(e)	1,026	10,160,171
Valsoft Corp Series A-1.3 (c)(e)	363	3,594,680
Valsoft Corp Series A-1.4 (c)(e)	469	4,644,366

TOTAL CANADA		18,399,217
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (b)(c)(e)	131,235	33,698,523
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(e)	631,853	5,029,550
TOTAL CHINA		38,728,073
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (b)(c)(e)	87,239	18,928,971
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $68,986,435)		77,757,169

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	309,710,500	309,772,443
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	73,933,181	73,940,573
TOTAL MONEY MARKET FUNDS (Cost $383,713,016)			383,713,016

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $8,153,287,996)	12,516,125,709
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(29,776,106)
NET ASSETS - 100.0%	12,486,349,603

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $154,689,182 or 1.2% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,697,323 or 1.2% of net assets.

(f)	Affiliated company.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,311,279 or 1.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $34,902,182 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	22,664,387

Bytedance Ltd Series E1	11/18/2020	14,379,968

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 11/12/2025	9,585,580

Canva Australia Holdings Pty Ltd Series A	9/22/2023	993,061

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	180,266

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	8,974,301

Kry International Ab	5/14/2021 - 10/30/2024	12,863,695

Revolut Group Holdings Ltd	12/27/2024	22,037,614

Starling Bank Ltd	6/18/2021	11,126,191

Valsoft Corp Series A-1.2	3/14/2025	12,018,267

Valsoft Corp Series A-1.3	3/17/2025	3,603,455

Valsoft Corp Series A-1.4	3/17/2025	6,172,730

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Meesho	3/7/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	464,941,083	1,208,819,776	1,364,008,363	3,217,507	19,947	-	309,772,443	309,710,500	0.5%
Fidelity Securities Lending Cash Central Fund	36,660,131	286,334,836	249,058,255	507,208	3,861	-	73,940,573	73,933,181	0.2%
Total	501,601,214	1,495,154,612	1,613,066,618	3,724,715	23,808	-	383,713,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
IperionX Ltd	115,148,974	2,471,639	-	-	-	17,171,553	134,792,166	26,335,995
Zegona Communications plc	332,769,842	-	-	44,659,257	-	111,063,987	443,833,829	20,594,092
Total	447,918,816	2,471,639	-	44,659,257	-	128,235,540	578,625,995

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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